Related Party Transactions - LNG Terminal Capacity Agreements (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) bcf / d trains $ / MMBTU	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Regasification Capacity | bcf / d	4.0
Revenues—affiliate	$ 1,389,000,000	$ 294,000,000	$ 0
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%
Terminal Use Agreement [Member] | SPLNG [Member] | SPL [Member]
Related Party Transaction [Line Items]
Regasification Capacity | bcf / d	2.0
Related Party Transaction, Committed Annual Fee	$ 250,000,000
Related Party Agreement Term	20 years
Amended and Restated Variable Capacity Rights Agreement [Member] | Cheniere Marketing [Member] | Cheniere Investments [Member]
Related Party Transaction [Line Items]
Proceeds (Payments) of Gross Margin Earned, Percentage	80.00%
Revenues—affiliate	$ 0	$ 0	$ 0
LNG Sale and Purchase Agreement [Member] | Cheniere Marketing [Member] | SPL [Member]
Related Party Transaction [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%
LNG Volume, Purchase Price Per MMBtu | $ / MMBTU	3.00
Commissioning Agreement [Member] | Cheniere Marketing [Member] | SPL [Member]
Related Party Transaction [Line Items]
Number of Liquefaction LNG Trains Subject To In Agreement | trains	4